Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
11.	Subsequent Events:

Series B Preferred Stock Purchase Agreement

On January 8, 2018, the Company entered into a definitive securities purchase agreement (the “Purchase Agreement”) with Mayne Pharma, pursuant to which Mayne Pharma agreed to purchase from the Company, and the Company agreed to issue to Mayne Pharma (over three closings as described further below, each a “Closing”):

(i)	up to 7,246,377 shares of the Company’s newly designed Series B Convertible Preferred Stock (the “Series B Preferred Stock”) at $0.69 per share of Series B Preferred Stock (with each share of Series B Preferred Stock being convertible into three (3) shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), for an effective price per share of Common Stock of $0.23), for potential gross proceeds of $5,000,000;

(ii)	Series A warrants (the “Series A Warrants”) to purchase up to an aggregate 5,434,783 shares of Common Stock, with a two-year term from the date of issuance and an exercise price per share of $0.23; and

(iii)	Series B warrants (the “Series B Warrants”) to purchase up to an aggregate of 5,434,783 shares of Common Stock, with a five-year term from the date of issuance and an exercise price per share of $0.275 (the “Series B Warrants”, and together with the Series A Warrants, the “Warrants”).

The transactions contemplated by the Purchase Agreement are referred to herein as the “Financing.” The Financing contemplates three closings (each, a “Closing”), as follows:

(i)	$2.4 million was funded at an initial closing of the Financing that occurred on January 10, 2018 (the “Initial Closing”);

(ii)	$1.6 million shall be funded on or before July 1, 2018 (the “Second Closing”); and

(iii)	$1.0 million may be funded on or before December 31, 2018 (the “Third Closing”).

There are no operational milestones of the Company associated with Mayne Pharma’s obligation to purchase the shares of Series B Preferred Stock and Warrants at the Second Closing, which shall only be subject to customary closing conditions.

The funding of the Third Closing shall be conditioned upon the acceptance of filing by the U.S. Food and Drug Administration (the “FDA”) of the Company’s New Drug Application (“NDA”) for SUBA-Itraconazole for the treatment of Basal Cell Carcinoma Nevus Syndrome (“SUBA BCCNS”), provided that such date shall be automatically extended in the event that such NDA is filed with the FDA during December 2018 to a date which is 30 days from the date of such filing.

In addition, as part of the Financing, the Company and Mayne Pharma agreed to amend certain provisions of the Second Amended and Restated Supply and License Agreement, dated as of May 15, 2016, between the Company and Mayne Pharma, as amended by that Amendment No. 1 thereto, effective as of November 22, 2016 (collectively, the “Supply and License Agreement”), most notably to eliminate the provision that would have allowed Mayne Pharma to terminate the Supply and License Agreement in the event that the Company had not received an NDA approval for a product covered by the Supply and License Agreement by October 31, 2018.

Under the Purchase Agreement, the Company has agreed to use the proceeds from the Financing solely for purposes of funding the continued development of SUBA BCCNS and for general corporate purposes; provided, however, that the Company may use the proceeds from the Third Closing (in a manner consistent with the Supply and License Agreement) for the development of other SUBA-Itraconazole treatments for cancer and for general operating purposes of the Company. In addition, the Purchase Agreement provides for additional limitations on the use of proceeds from the Financing including, without limitation, that the Company shall not use the proceeds from any Closing for: (i) the satisfaction of any portion of the Company’s indebtedness (other than payment of trade payables in the ordinary course of the Company’s business and prior practices) or (ii) the redemption of any Common Stock or other Company securities.

In addition, under the Purchase Agreement, the Company agreed that for the period from the date of the Initial Closing through December 31, 2018 (the “Market Standoff Period”), the Company will not undertake external financing (which shall specifically exclude exercise of existing options and warrants) without the approval of Mayne Pharma, such approval not to be unreasonably withheld, conditioned or delayed, and giving due consideration to the fiduciary duties and business judgment of the Company’s Board of Directors; provided, however, that if, during the Market Standoff Period, any existing warrants or options of the Company are exercised, the proceeds of such exercises may, in the discretion of the Company’s Board of Directors, be used for preliminary work on SUBA-Itraconazole cancer indications other than SUBA BCCNS, in each case in accordance with the Supply and License Agreement.

Under the Purchase Agreement, Mayne Pharma has been afforded certain demand and “piggyback” rights to cause the Company to register the shares of Common Stock underlying the Series B Preferred Stock and the Warrants for public resale; provided, however, that such rights shall only become effective and exercisable from and after the termination of the Supply and License Agreement.

The negotiations with Mayne Pharma and preparation of related transaction documentation associated with Financing and amendment to the Supply and License Agreement was undertaken on behalf of the Company by a special committee of disinterested, independent members of the Company’s Board of Directors.

Terms of the Series B Preferred Stock

The Series B Preferred Stock carries the following provisions:

Price Per Share. The purchase price for each share of Series B Preferred Stock is $0.69 (which is equal to three times (3x) the Conversion Price (as defined below)) (the “Per Share Price”). An applicable number of shares of Series B Preferred Stock will be issued at each Closing based on the Per Share Price.

Dividends. The shares of Series B Preferred Stock will accrue dividends at a rate of 5% of the Per Share Price per annum per share. Dividends will be paid semi-annually as of June 30 (with a payment date of July 15) and December 31 (with a payment date of January 15) each year. The Company shall have the option in its discretion to pay dividends in cash or shares of Common Stock. If the Company elects to pay dividends in shares of Common Stock, the number of shares to be paid being calculated by dividing (i) the principal value of the dividend to be paid by (ii) the 6-month volume-weighted average price of the Common Stock prior to the measurement date (being 31 December, or 30 June) of the applicable year.

Voluntary and Mandatory Conversion. The shares of Series B Preferred Stock shares will be convertible as provided for below into an aggregate of 21,739,131 shares of Common Stock (assuming all three Closings occur) based on a conversion price per share of $0.23 (the “Conversion Price”). Each share of Series B Preferred Stock shall be convertible into three (3) shares of Common Stock at any time at the election of Mayne Pharma at a price per share equal to the Conversion Price. The Conversion Price shall be subject to customary stock-based, but not price-based, anti-dilution protection. Each share of Series B Preferred Stock shall automatically convert into three (3) shares of Common Stock based on the Conversion Price upon the approval by the FDA of an NDA for any SUBA-based therapeutic under the Supply and License Agreement (including SUBA BCCNS).

Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, Mayne Pharma (with respect to its holdings of Series B Preferred Stock only) will be entitled to be paid out of the assets of the Company available for distribution to its stockholders before any payment will be made to the holders of all other capital stock of the Company (including the Common Stock) an amount per share of Series B Preferred Stock equal to the Per Share Price plus any dividends accrued but unpaid thereon.

Seniority. So long as the shares of Series B Preferred Stock are outstanding, the Company shall not, without the prior written approval of from the holders of a majority of the then outstanding shares of Series B Preferred Stock: (i) establish any security nor incur any secured or unsecured indebtedness (other than trade debt in the ordinary course of business) or (ii) establish and security that is pari passu or senior (or reclassify any junior security so as to make it pari passu or senior) in liquidation preference or senior to the Series B Preferred Stock.

Voting. With respect to its shares of Series B Preferred Stock, Mayne Pharma shall be entitled to vote together with the holders of Common Stock as a single class the number of votes Mayne Pharma would have if the Series B Preferred Stock were converted into Common Stock.

Redemption. On or after the five (5) year anniversary of the Initial Closing, Mayne Pharma shall have the right to cause the Company to redeem all (but not less than all) of the outstanding shares of Series B Preferred Stock for a price per share equal to the Per Share Price plus any accrued but unpaid dividends on such shares.

Terms of the Warrants

The Warrants are divided equally between the Series A Warrants and the Series B Warrants (i.e., with each being exercisable for an aggregate of 5,434,783 shares of Common Stock if all Closings occur), which represents fifty percent (50%) warrant coverage on the shares of Common Stock underlying the Series B Preferred Stock. The Warrants will be issued, pro rata in relation to the total investment in the Series B Preferred Stock, at each Closing.

The Warrants are substantially identical in form, except that: (i) the exercise price per share of the Series A Warrants shall be $0.23 per share and the exercise price per share of the Series B Warrants shall be $0.275 per share (collectively, the “Warrant Exercise Price”) and (ii) The Series A Warrants shall have a term of two (2) years from the date of issuance and the Series B Warrants shall have term of five (5) years from the date of issuance. The Warrant Exercise Price shall be subject to customary stock-based, but not price-based, anti-dilution protection. The Warrants will not be eligible for “cashless” exercise.

Amendment to Supply and License Agreement

In connection with the Initial Closing, on January 10, 2018, the Company and Mayne Pharma entered into an amendment to the Supply and License Agreement (the “SLA Amendment”) to eliminate Mayne Pharma’s right to terminate the Supply and License Agreement if the Company fails to secure NDA approval for a SUBA-Itraconazole-based treatment for cancer by October 31, 2018 and replace such right with provisions that grant to Mayne Pharma a 60-day right (exercisable only on a Target Failure (as defined below)) to elect to assume all responsibility and control for clinical, regulatory and commercial activities for SUBA BCCNS (the “Mayne BCCNS Assumption Right”) by way of an exclusive license from the Company and full access (the “Company BCCNS License”) solely to the Company’s SUBA BCCNS clinical data and the Company’s own itraconazole intellectual property solely for the field of the treatment of Basal Cell Carcinoma Nevus Syndrome.

Mayne Pharma’s election to trigger the Mayne BCCNS Assumption Right shall not terminate the Supply and License Agreement or impact the Company’s ability to pursue other product development opportunities under and in accordance with the terms of the Supply and License Agreement.

The Company BCCNS License includes: (i) a cash royalty to the Company from Mayne Pharma on all net sales of SUBA BCCNS in the United States, (ii) the forfeiture by Mayne Pharma under the Sublicense Agreement (as defined below) of (x) royalties from the Company with respect to SUBA BCCNS sales and (y) a portion of the milestone payments due by the Company to Mayne Pharma under the Sublicense Agreement and (iii) indemnification of the Company by Mayne Pharma for any claims incurred by the Company arising out of Mayne Pharma’s SUBA BCCNS activities following the exercise of the Mayne BCCNS Assumption Right.

The term “Target Failure” means if: (i) the FDA has not accepted for filing the Company’s NDA for SUBA BCCNS by December 31, 2018, provided that such date shall be automatically extended in the event that such NDA is filed with the FDA during December 2018 to a date which is 30 days from the date of such filing or (ii) the commercial launch of SUBA BCCNS is not achieved by June 30, 2020.

The SLA Amendment also amends corresponding provisions of that certain Sublicense Agreement, dated August 31, 2015, between Mayne Pharma International Pty Ltd, an affiliate of Mayne Pharma (“Mayne Pharma International”), and the Company, in order to conform to the business terms agreed to in the SLA Amendment.

The Certificate of Designation of the Series B Preferred Stock (as corrected pursuant to a Certificate of Correction), the Purchase Agreement, the form of Warrants and the SLA Amendment are attached to this Current Report as Exhibits 3.1, 10.1, 4.1 and 10.2, respectively. All descriptions of such documents are qualified in their entirety to the full text of Exhibits 3.1, 3.2, 10.1, 4.1 and 10.2 hereto, which is incorporated herein by reference.

The securities issued at the Initial Closing above have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), and sales were made pursuant to the exemptions from registration provided by Section 4(a)(2) of the Securities Act and/or Rule 506(b) of Regulation D (“Reg. D”) promulgated under the Securities Act because, among other things, Mayne Pharma is an “accredited investor” (as defined under Reg. D) and Mayne Pharma purchased the securities for its own account and not with a view to distributing or reselling the securities in violation of the Securities Act.

Pro Forma Balance Sheet

If the Purchase Agreement had been entered into on December 31, 2017, the Company’s balance sheet would have reflected a cash balance of $2,744,113, total assets of $3,168,052 and total stockholders’ equity of $2,566,563.